Financial Risk Management	12 Months Ended
Mar. 31, 2026
TextBlock1 [Abstract]
Financial Risk Management
(25) Financial Risk Management
(a) Risk Management
Honda has manufacturing operations throughout the world and sells products and components to various countries. In the course of these activities, Honda holds trade receivables arising from business activities, receivables from financial services, trade payables and financing liabilities, and is thus exposed to market risk, credit risk and liquidity risk associated with the holding of such financial instruments.
These risks are evaluated by Honda through periodic monitoring.
(b) Market Risk
Honda is exposed to the risk that the fair value or future cash flows of a financial instrument fluctuates because of changes in foreign currency exchange rates and interest rates.
Honda uses derivatives that consist mainly of foreign currency forward exchange contracts, foreign currency option contracts, currency swap agreements and interest rate swap agreements to reduce primarily the risk that future cash flows of a financial instrument fluctuates because of changes in foreign currency exchange rates and interest rates.

Derivatives are used within the scope of actual demand, in accordance with risk management policies. In addition, Honda does not hold any derivatives for trading purpose.
1) Foreign currency exchange rate risk
Honda has manufacturing operations throughout the world and exports products and components to various countries. Honda purchases materials and components and sells its products and components in foreign currencies. Therefore, currency fluctuations may affect Honda’s profit and the value of the financial instruments it holds.
Foreign currency forward exchange contracts and foreign currency option contracts are used to hedge currency risk of transactions denominated in foreign currencies (principally U.S. dollars).
(Foreign currency exchange rate risk sensitivity analysis)
Sensitivity analysis of Honda’s foreign currency exchange rate risk associated with holding financial instruments as of March 31, 2025 and 2026 is as follows.
The following scenario demonstrates the impact of a 1% appreciation of the Japanese yen against the U.S. dollar on profit before income taxes, holding all variables other than the foreign currency exchange rate constant.

	Yen (millions)
	2025	2026
Impact on profit before income taxes	¥(2,162)	¥(2,046)
2) Interest rate risk
Honda is exposed to market risk for changes in interest rates related primarily to its debt obligations and receivables from financial services. In addition to short-term financing such as commercial paper, Honda has long-term debt with both fixed and floating rates. Honda’s receivables from financial services primarily use fixed rates. Interest rate swap agreements are mainly used to manage interest rate risk exposure of receivables from financial services and to match finance costs with finance income. Currency swap agreements used among different currencies, also serve to hedge foreign currency exchange risk as well as interest rate risk.
(Interest rate risk sensitivity analysis)
Sensitivity analysis of Honda’s interest rate risk associated with holding financial instruments as of March 31, 2025 and 2026 is as follows.
The following scenario demonstrates the impact of a 100 basis point rise in interest rates on profit before income taxes, holding all variables other than interest rates constant.

	Yen (millions)
	2025	2026
Impact on profit before income taxes	¥(22,118)	¥(33,075)

3) Equity price risk
Honda is exposed to equity price risk as a result of its holdings of marketable equity securities. Marketable equity securities are held for purposes other than trading, and are mainly classified into financial assets measured at fair value through other comprehensive income.
(c) Cash flow hedges
The Company is exposed to currency and interest rate fluctuations on foreign currency-denominated bonds used for a portion of its financing. To manage its exposure to interest rate and foreign exchange risks, the Company enters into currency swaps, which effectively fix both interest payments and exchange rates. These instruments are designated as cash flow hedges, and hedge accounting is applied. The foreign currency basis spread on the currency swaps is excluded from designation as hedging instruments and accounted for under the cost of hedging, but the impact on other comprehensive income and profit or loss is immaterial.
The Company has a policy of structuring currency swaps such that their key contractual terms are aligned with those of the hedged items, and the hedge ratio is set to ensure a one-to-one
relationship. The Company assesses the economic relationship between the hedging instruments and the hedged items based on the currency, amount and timing of the associated cash flows. Because the Company aims to perform effective hedges, it expects that usually no significant ineffective portion should arise.
The amounts of items designated as hedging instruments as of the year ended March 31, 2026 are as follows:

As of March 31, 2026	Notional		Carrying amount – assets Yen (millions)	Carrying amount – liabilities Yen (millions)	Line item in the statements of financial position where hedging instruments are included		Average rate
Cash flow hedges:
Currency and interest risk:
Currency swaps	US$	3,000 million	¥64,541	¥—	Other financial assets (Current /Non-current	)	¥144.89/$ Receive: 4.85 Pay: 1.71	% %

Explanatory note:

*1	The maximum term over which the Company hedges changes in cash flows due to risks of fluctuation in foreign exchange rates and interest rates are approximately 10 years.
*2	In the year ended March 31, 2026, no material hedge ineffectiveness was recognized.

The balance of the cash flow hedge reserve (net of tax) related to continuing hedges as of the year ended March 31, 2026 is as follows:
There are no balances remaining in the cash flow hedge reserve from any hedging relationships for which hedge accounting is no longer applied during the year ended March 31, 2026.

As of March 31, 2026	Balance of the cash flow hedge reserve Yen (millions)	Amounts of gain (loss) recognized in other comprehensive income Yen (millions)	Amounts reclassified to profit or loss Yen (millions)	Line item in which reclassification adjustment is included
Cash flow hedges:
Currency and interest risk:
Currency swaps	¥11,021	¥52,471	¥(41,450)	Finance income and finance costs (Interest expense / Other, net	)
(d) Credit Risk
Honda is exposed to the risk that one party to a financial instrument causes a financial loss for the other party by failing to discharge an obligation. Honda reduces the risk of financial assets other than derivatives in accordance with credit administration rules. Honda reduces the risk of derivatives by limiting the counterparties to major international banks and financial institutions that meet the internally established credit guidelines.
The credit risk is mainly in receivables from financial services. Credit risk of the portfolio of consumer finance receivables can be affected by general economic conditions. Adverse changes such as a rise in unemployment can increase the likelihood of defaults. Declines in used vehicle prices can reduce the amount of recoveries on repossessed collaterals. The finance subsidiaries of the Company manage exposures to credit risk in consumer finance receivables by monitoring and adjusting underwriting standards, which affect the level of credit risk that Honda assumes, pricing contracts for expected losses, and focusing collection efforts to minimize losses. Credit risk on dealer finance receivables is affected primarily by the financial strength of the dealers within the portfolio, the value of collateral securing the financings, and economic and market factors that could affect the creditworthiness of dealers. The finance subsidiaries of the Company manage exposures to credit risk in dealer finance receivables by performing comprehensive reviews of dealers prior to establishing financing arrangements and continuously monitoring the payment performance and creditworthiness of these dealers.
Honda has entered into various guarantee agreements, which mainly consist of loan commitments to dealers and guarantees for bank loans of a certain affiliate. The finance subsidiaries of the Company maintain unused balances on committed lines to dealers based on loan commitment contracts. Although committed lines have been extended, they will not necessarily be withdrawn, as certain contracts contain terms and conditions of withdrawal that require screening of the obligor’s credit standing. There is risk that dealers fail to discharge withdrawn committed lines and cause financial loss for Honda. Regarding the bank loans, if a certain affiliate defaults on its loan payments, Honda is required to perform under the guarantee. As of March 31, 2026, no
amount are accrued for any estimated losses under the obligations, as it is probable that a certain affiliate will be able to make all scheduled payments.

1) Credit risk exposure
The analysis of the age of receivables from financial services that are past due as of March 31, 2025 and 2026 is as follows:

	Yen (millions)
As of March 31, 2025	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥378,755	¥92,347	¥23,455	¥21,269	¥515,826
Finance lease	1,921	265	21	614	2,821
Dealer finance receivables:
Wholesale	17,211	54	16	85	17,366

Total	¥397,887	¥92,666	¥23,492	¥21,968	¥536,013

	Yen (millions)
As of March 31, 2026	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥462,863	¥117,258	¥30,069	¥32,816	¥643,006
Finance lease	2,043	298	53	598	2,992
Dealer finance receivables:
Wholesale	19,653	27	5	23	19,708

Total	¥484,559	¥117,583	¥30,127	¥33,437	¥665,706

The balances of retail receivables included in consumer finance receivables as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2025		Not credit- impaired (Stage 2)	Credit- impaired (Stage 3)
Consumer finance receivables:
Retail*	¥7,060,827	¥932,769	¥40,908	¥8,034,504

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2026		Not credit- impaired (Stage 2)	Credit- impaired (Stage 3)
Consumer finance receivables:
Retail*	¥7,947,857	¥897,300	¥58,696	¥8,903,853

Explanatory note:

*
The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.

Dealerships are assigned an internal risk rating based primarily on their financial condition. At a minimum, risk ratings for dealerships are updated annually and more frequently for dealerships with weaker risk ratings.
The following table shows the balances of dealer finance receivables and loan commitments classified into Group A or B based on the internal risk ratings. Group A includes the dealer finance receivables and loan commitments of dealerships with high credit quality characteristics. Group B includes the dealer finance receivables and loan commitments of remaining dealerships.
The balances of dealer finance receivables and the undiscounted maximum amounts of potential payment for loan commitments by this risk rating as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2025		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Dealer finance receivables:
Group A	¥522,368	¥1,866	¥5,029	¥529,263
Group B	215,160	1,617	26	216,803

Total	¥737,528	¥3,483	¥5,055	¥746,066

Loan commitments:
Group A	¥107,073	¥—	¥—	¥107,073
Group B	20,275	—	—	20,275

Total	¥127,348	¥—	¥—	¥127,348

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2026		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Dealer finance receivables:
Group A	¥574,524	¥3	¥5,403	¥579,930
Group B	273,323	2,545	—	275,868

Total	¥847,847	¥2,548	¥5,403	¥855,798

Loan commitments:
Group A	¥137,015	¥—	¥—	¥137,015
Group B	21,353	—	—	21,353

Total	¥158,368	¥—	¥—	¥158,368

The undiscounted maximum amount of potential payment for guarantees for bank loans of a certain affiliate as of March 31, 2026 is
¥46,848 million.

2) Collateral held as security
The finance subsidiaries of the Company generally hold sold products as collateral for consumer finance receivables. The finance subsidiaries of the Company hold the dealerships’ other assets as collateral in addition to sold products for dealer finance receivables. The extent to which collateral mitigates credit risk is dependent on the value of collateral relative to the outstanding receivables balance at the time of repossession. The estimated fair value of collateral for credit-impaired consumer finance receivables excluding collateral values in excess of carrying amounts as of March 31, 2025 and 2026 are approximat ely

80
% and
80
%, respectively, and those for dealer finance receivables are approximately
100
% and
100
% of the carrying amounts, respectively. The extent to which collateral mitigates credit risk is also dependent on finance subsidiaries’ ability to take possession of the collateral.
(e) Liquidity Risk
Honda raises funds by commercial paper, bank loans, medium-term notes, corporate bonds and securitization of finance receivables and equipment on operating leases. Honda is exposed to the liquidity risk that Honda would not be able to repay liabilities on the due date due to the deterioration of the financing environment.
Exposure to liquidity risk is managed by maintaining sufficient capital resources, a sufficient level of liquidity and a sound balance sheet. Honda meets its working capital targets primarily through cash generated by business operations, bank loans, corporate bonds and commercial paper. Honda funds financial programs for customers and dealers primarily from medium-term notes, bank loans, securitization of finance receivables and equipment on operating leases, commercial paper and corporate bonds.
The unused portions of the credit facility of Honda’s commercial paper and medium-term note programs as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Commercial paper	¥711,885	¥1,617,134
Medium-term notes	2,381,972	6,180,379

Total	¥3,093,857	¥7,797,513

Honda is authorized to obtain financing at prevailing interest rates under these programs.
Honda is aware of the possibility that various factors, such as recession-induced market contraction and financial and foreign exchange market volatility may adversely affect liquidity. For this reason, Honda has sufficient committed lines of credit that serve as alternative liquidity mainly for the commercial paper issued regularly to replace debt.
The unused portions of the committed lines of credit extended by financial institutions to Honda as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Commercial paper programs	¥1,433,976	¥1,769,851
Other	72,482	423,804

Total	¥1,506,458	¥2,193,655

Borrowings under those committed lines of credit generally are available at the prime interest rate.

Maturity analysis of financial liabilities
1)
Non-derivative
financial liabilities
Non-derivative
financial liabilities by maturity as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
As of March 31, 2025	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,663,487	¥1,663,487	¥—	¥—	¥1,663,487
Financing liabilities	11,451,267	4,819,178	6,331,191	1,245,640	12,396,009
Accrued expenses	728,935	728,935	—	—	728,935
Other financial liabilities	406,670	115,587	115,839	215,609	447,035

Total	¥14,250,359	¥7,327,187	¥6,447,030	¥1,461,249	¥15,235,466

	Yen (millions)
As of March 31, 2026	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,781,598	¥1,781,598	¥—	¥—	¥1,781,598
Financing liabilities	13,479,863	5,340,953	7,782,146	1,544,182	14,667,281
Accrued expenses	996,653	996,653	—	—	996,653
Other financial liabilities	458,619	166,935	128,809	209,806	505,550

Total	¥16,716,733	¥8,286,139	¥7,910,955	¥1,753,988	¥17,951,082

Other financial liabilities include lease liabilities. Lease liabilities by maturity as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
As of March 31, 2025	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Lease liabilities	¥322,923	¥72,062	¥103,245	¥188,046	¥363,353

	Yen (millions)
As of March 31, 2026	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Lease liabilities	¥326,944	¥78,181	¥117,186	¥178,508	¥373,875
2) Derivative financial liabilities
Derivative financial liabilities by maturity as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
As of March 31, 2025	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥69,252	¥138,665	¥7,443	¥215,360

	Yen (millions)
As of March 31, 2026	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥60,326	¥69,100	¥2,729	¥132,155